SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 34.0%
Agency Mortgage-Backed Obligations — 26.5%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$311	$325
5.500%, 04/01/2030	82	83
5.000%, 06/01/2041 to 07/01/2052	348	350
4.500%, 06/01/2038 to 09/01/2050	524	521
4.000%, 07/01/2037 to 06/01/2052	675	654
3.500%, 04/01/2033 to 04/01/2052	1,474	1,386
3.000%, 09/01/2036 to 09/01/2050	2,413	2,183
2.500%, 01/01/2050 to 05/01/2052	4,089	3,544
2.000%, 09/01/2041 to 11/01/2051	1,959	1,633
1.500%, 10/01/2041 to 11/01/2041	165	135
FHLMC ARM
3.171%, ICE LIBOR USD 12 Month + 1.598%, 06/01/2047(A)	125	124
3.152%, ICE LIBOR USD 12 Month + 1.626%, 10/01/2046(A)	247	247
3.089%, ICE LIBOR USD 12 Month + 1.622%, 02/01/2050(A)	75	72
3.008%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	55	52
2.878%, ICE LIBOR USD 12 Month + 1.620%, 11/01/2047(A)	61	59
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.000%, 02/15/2038(A)(B)	23	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.000%, 04/15/2041(A)(B)	102	4
FHLMC CMO, Ser 2015-4494, Cl AI, IO
0.000%, 11/15/2038(A)(B)	101	4
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	15	13
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	83	13
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	87	12
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	89	12
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	183
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	79
FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Cl A2
2.250%, 01/25/2032	514	432
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.436%, 07/25/2035(A)	235	25
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.696%, 12/25/2035(A)	2,074	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
6.316%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(C)	$180	$172
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
5.716%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(A)(C)	48	48
FNMA
4.720%, 01/01/2024	100	102
4.500%, 07/01/2033 to 01/01/2059	1,713	1,703
4.000%, 01/01/2037 to 06/01/2057	2,850	2,748
3.500%, 12/01/2034 to 05/01/2052	2,699	2,513
3.450%, 03/01/2029	19	18
3.250%, 05/01/2029	20	18
3.160%, 05/01/2029	19	18
3.000%, 11/01/2034 to 03/01/2052	4,740	4,331
2.930%, 06/01/2030	38	35
2.810%, 04/01/2025	40	38
2.500%, 08/01/2035 to 07/01/2061	5,906	5,144
2.149%, 02/01/2032(A)	80	66
2.000%, 03/01/2041 to 03/01/2052	3,092	2,569
1.500%, 03/01/2051	88	69
FNMA ARM
2.760%, ICE LIBOR USD 12 Month + 1.590%, 04/01/2047(A)	145	144
FNMA CMO, Ser 2015-55, Cl IO, IO
0.000%, 08/25/2055(A)(B)	94	3
FNMA CMO, Ser 2015-56, Cl AS, IO
2.134%, 08/25/2045(A)	128	15
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	159
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	167	27
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	181	23
FNMA or FHLMC TBA
6.000%, 02/01/2036	100	102
5.500%, 01/01/2038 to 02/01/2038	200	202
5.000%, 02/01/2038	300	298
4.500%, 02/01/2034	300	292
4.000%, 02/13/2047	100	95
FNMA TBA
3.500%, 01/15/2053	700	641
3.000%, 01/15/2043 to 12/13/2171	700	620
2.500%, 12/01/2042 to 01/15/2053	1,800	1,542
2.000%, 12/15/2052 to 01/15/2053	1,500	1,236
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(A)	196	189
GNMA
4.500%, 01/15/2042 to 02/20/2050	749	751

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 08/15/2045 to 04/20/2050	$339	$330
3.500%, 04/20/2046 to 02/20/2052	449	423
3.000%, 09/15/2042 to 04/20/2052	615	559
2.500%, 03/20/2051 to 09/20/2051	219	192
GNMA CMO, Ser 2007-51, Cl SG, IO
2.641%, 08/20/2037(A)	7	–
GNMA CMO, Ser 2012-34, Cl SA, IO
2.111%, 03/20/2042(A)	73	8
GNMA CMO, Ser 2012-43, Cl SN, IO
2.713%, 04/16/2042(A)	59	8
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.633%, 10/20/2062(A)	39	1
GNMA CMO, Ser 2014-118, Cl HS, IO
2.261%, 08/20/2044(A)	121	13
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	81	11
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	84	11
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	80	8
GNMA CMO, Ser 2020-H09, Cl FL
2.886%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	64	63
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	276	37
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	387	56
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	278	38
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	94
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	100	85
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	86
GNMA TBA
6.000%, 03/01/2037	200	204
5.500%, 02/20/2039	400	404
5.000%, 02/01/2040	400	400
4.500%, 01/15/2040	300	294
4.000%, 01/01/2040 to 02/15/2045	400	382
3.500%, 01/15/2041	500	464
3.000%, 01/15/2043 to 12/15/2052	700	632
2.500%, 01/15/2053	1,200	1,055
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	119	96
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	603	411
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	–	–
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,143	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	$295	$17

		44,678
Non-Agency Mortgage-Backed Obligations — 7.5%
BANK, Ser 2017-BNK8, Cl XA, IO
0.850%, 11/15/2050(A)	1,365	38
BANK, Ser 2021-BN36, Cl A5
2.470%, 09/15/2064	206	168
BANK, Ser 2021-BN38, Cl A5
2.521%, 12/15/2064	293	239
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033(A)(C)	140	121
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(D)	50	42
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	363
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	397
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(C)	183	179
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
4.829%, TSFR1M + 1.034%, 10/15/2036(A)(C)	372	366
BX Commercial Mortgage Trust, Ser VOLT, Cl A
4.575%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(C)	287	275
BX Mortgage Trust, Ser 2022-MVRK, Cl A
5.278%, TSFR1M + 1.467%, 03/15/2039(A)(C)	170	164
BXP Trust, Ser 2017-CQHP, Cl A
4.725%, ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(A)(C)	190	182
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
3.430%, 05/25/2035(A)(C)	153	118
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
4.314%, ICE LIBOR USD 1 Month + 0.270%, 05/25/2035(A)(C)	45	42
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050(A)(C)	123	102
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(C)	100	99

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048(A)	$90	$85
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	395
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
6.525%, ICE LIBOR USD 1 Month + 2.650%, 05/15/2036(A)(C)	190	182
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	196
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(C)	100	85
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	138	120
CSMC Trust, Ser 2020-FACT, Cl F
10.032%, ICE LIBOR USD 1 Month + 6.157%, 10/15/2037(A)(C)	250	211
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(C)	37	33
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(C)	549	442
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(C)	256	207
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
6.616%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(A)	91	91
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
5.675%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(A)(C)	174	145
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
6.875%, ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(A)(C)	174	124
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	220
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.932%, 10/25/2050(A)(C)	135	114
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
6.039%, TSFR1M + 2.245%, 10/15/2039(A)(C)	160	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-4, Cl 1M1
4.689%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(A)	$23	$21
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
5.694%, ICE LIBOR USD 1 Month + 1.650%, 08/25/2036(A)	41	39
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.971%, 10/15/2050(A)	1,337	40
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
7.185%, ICE LIBOR USD 1 Month + 3.160%, 06/15/2035(A)(C)	250	44
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
6.725%, ICE LIBOR USD 1 Month + 2.850%, 12/15/2036(A)(C)	170	127
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	88	64
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(C)	17	15
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(C)	71	60
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/25/2051(A)(C)	316	256
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
4.425%, ICE LIBOR USD 1 Month + 0.550%, 12/15/2037(A)(C)	99	95
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(C)	96	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	217	210
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.281%, 07/15/2050(A)	100	92
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	234	224
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.282%, 12/12/2049(A)	14	7
Morgan Stanley Capital I Trust, Ser 2018-H4, Cl A4
4.310%, 12/15/2051	313	296

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
5.523%, ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(A)(C)	$123	$117
Mortgage Repurchase Agreement Financing Trust II, Ser 2022-S1, Cl A1
5.193%, SOFR30A + 2.000%, 03/30/2025(A)(C)	120	119
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(C)	110	100
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(C)	110	102
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(C)	122	116
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(C)	204	181
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	204	182
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	43	39
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047(D)	105	97
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(C)	120	90
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(C)	98	91
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(C)	12	12
Seasoned Credit Risk Transfer Trust CMO, Ser 2018-1, Cl MA
3.000%, 05/25/2057	187	175
Seasoned Credit Risk Transfer Trust CMO, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	331	309
Seasoned Credit Risk Transfer Trust CMO, Ser 2022-2, Cl MA
3.000%, 04/25/2062	257	235
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	175	167
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	242	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	$289	$274
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	148	133
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	133	120
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	202	180
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(C)	330	266
SMRT, Ser 2022-MINI, Cl D
5.745%, TSFR1M + 1.950%, 01/15/2039(A)(C)	110	103
SREIT Trust, Ser 2021-MFP2, Cl A
4.697%, ICE LIBOR USD 1 Month + 0.822%, 11/15/2036(A)(C)	110	106
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	511
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
4.504%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2045(A)	109	103
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	253
Wells Fargo Commercial Mortgage Trust, Ser 2021-C59, Cl A5
2.626%, 04/15/2054	475	390
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	442	424

		12,600
Total Mortgage-Backed Securities
(Cost $62,670) ($ Thousands)		57,278

CORPORATE OBLIGATIONS — 32.6%
Communication Services — 3.6%
AT&T
5.350%, 09/01/2040	21	20
4.500%, 03/09/2048	39	33
4.416%, ICE LIBOR USD 3 Month + 1.180%, 06/12/2024 (A)	462	464
4.350%, 03/01/2029	120	115
4.350%, 06/15/2045	20	17

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/15/2059	$32	$22
3.550%, 09/15/2055	10	7
3.500%, 06/01/2041	151	115
3.500%, 09/15/2053	20	14
3.300%, 02/01/2052	10	7
2.550%, 12/01/2033	399	313
2.300%, 06/01/2027	60	54
2.250%, 02/01/2032	50	40
1.650%, 02/01/2028	60	52
CCO Holdings
4.750%, 02/01/2032 (C)	100	84
4.500%, 05/01/2032	100	83
4.500%, 06/01/2033 (C)	20	16
Charter Communications Operating
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	580	571
5.750%, 04/01/2048	90	77
5.500%, 04/01/2063	30	24
5.375%, 04/01/2038	10	9
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	38
4.908%, 07/23/2025	30	30
4.800%, 03/01/2050	30	23
4.400%, 04/01/2033	150	131
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	130	125
4.150%, 10/15/2028	40	39
4.049%, 11/01/2052	150	122
4.000%, 08/15/2047	10	8
4.000%, 03/01/2048	10	8
3.999%, 11/01/2049	10	8
3.969%, 11/01/2047	90	73
3.950%, 10/15/2025	70	69
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	30
3.400%, 04/01/2030	20	18
3.400%, 07/15/2046	10	7
3.375%, 08/15/2025	60	58
3.300%, 04/01/2027	190	180
3.150%, 03/01/2026	20	19
2.937%, 11/01/2056	27	17
2.887%, 11/01/2051	254	169
2.800%, 01/15/2051	40	26
2.350%, 01/15/2027	260	238
DISH DBS
5.750%, 12/01/2028 (C)	30	24
5.250%, 12/01/2026 (C)	40	34
Fox
5.476%, 01/25/2039	70	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Magallanes
5.141%, 03/15/2052 (C)	$322	$250
Sprint Spectrum
4.738%, 03/20/2025 (C)	144	142
Take-Two Interactive Software
3.700%, 04/14/2027	290	275
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	123
T-Mobile USA
4.500%, 04/15/2050	50	42
3.875%, 04/15/2030	130	119
3.750%, 04/15/2027	10	9
3.500%, 04/15/2025	150	145
3.500%, 04/15/2031	80	70
3.400%, 10/15/2052	30	21
3.375%, 04/15/2029	20	18
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	17
2.625%, 02/15/2029	30	26
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	20
4.862%, 08/21/2046	30	27
4.500%, 08/10/2033	180	171
4.329%, 09/21/2028	300	292
4.125%, 08/15/2046	30	25
4.000%, 03/22/2050	30	24
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	27
3.000%, 03/22/2027	10	9
2.875%, 11/20/2050	10	6
2.650%, 11/20/2040	70	48
2.625%, 08/15/2026	10	9
2.550%, 03/21/2031	90	75
2.355%, 03/15/2032	93	75
2.100%, 03/22/2028	30	26
1.750%, 01/20/2031	130	102
Vodafone Group
4.375%, 05/30/2028	40	39
Warnermedia Holdings
5.050%, 03/15/2042 (C)	10	8
4.279%, 03/15/2032 (C)	140	119
4.054%, 03/15/2029 (C)	20	18
3.755%, 03/15/2027 (C)	20	18

		6,204

Consumer Discretionary — 2.9%
Amazon.com
4.950%, 12/05/2044	157	159

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 08/22/2057	$10	$9
4.100%, 04/13/2062	374	315
4.050%, 08/22/2047	30	26
3.875%, 08/22/2037	230	207
3.600%, 04/13/2032	110	102
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	47
3.100%, 05/12/2051	120	87
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	24
1.200%, 06/03/2027	60	52
Cox Communications
3.350%, 09/15/2026 (C)	231	217
Element Fleet Management
1.600%, 04/06/2024 (C)	491	464
Ford Motor
6.100%, 08/19/2032	30	29
4.750%, 01/15/2043	20	15
3.250%, 02/12/2032	30	24
Ford Motor Credit
4.950%, 05/28/2027	230	218
4.000%, 11/13/2030	200	169
2.900%, 02/10/2029	220	181
General Motors
6.250%, 10/02/2043	50	48
6.125%, 10/01/2025	20	20
5.400%, 10/02/2023	20	20
5.150%, 04/01/2038	20	18
General Motors Financial
3.100%, 01/12/2032	10	8
2.400%, 10/15/2028	553	461
Hilton Domestic Operating
5.750%, 05/01/2028 (C)	20	20
5.375%, 05/01/2025 (C)	30	30
Home Depot
3.625%, 04/15/2052	80	63
3.350%, 04/15/2050	70	53
3.300%, 04/15/2040	198	160
3.250%, 04/15/2032	100	90
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	28
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	20
Lowe's
5.625%, 04/15/2053	245	245
5.000%, 04/15/2040	53	50
4.500%, 04/15/2030	20	19
3.700%, 04/15/2046	96	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NIKE
3.375%, 03/27/2050	$50	$40
3.250%, 03/27/2040	10	8
2.750%, 03/27/2027	20	19
2.400%, 03/27/2025	30	29
Nissan Motor
3.522%, 09/17/2025 (C)	200	185
Stellantis Finance US
5.625%, 01/12/2028 (C)	265	264
Target
2.250%, 04/15/2025	40	38
Time Warner Cable
7.300%, 07/01/2038	90	92
6.550%, 05/01/2037	10	10
Time Warner Entertainment
8.375%, 07/15/2033	50	56
Toll Brothers Finance
4.375%, 04/15/2023	20	20
University of Miami
4.063%, 04/01/2052	189	157
VOC Escrow
5.000%, 02/15/2028 (C)	30	26

		4,809

Consumer Staples — 1.0%
Anheuser-Busch
4.900%, 02/01/2046	618	578
3.650%, 02/01/2026	20	19
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	21
4.600%, 04/15/2048	10	9
4.500%, 06/01/2050	50	45
4.350%, 06/01/2040	50	45
4.000%, 04/13/2028	20	19
3.500%, 06/01/2030	20	19
Cargill
1.375%, 07/23/2023 (C)	30	29
Coca-Cola
3.375%, 03/25/2027	20	19
2.600%, 06/01/2050	20	14
1.450%, 06/01/2027	40	36
Constellation Brands
4.750%, 11/15/2024	80	80
4.350%, 05/09/2027	20	20
3.600%, 05/09/2024	30	29
Costco Wholesale
1.600%, 04/20/2030	40	33
1.375%, 06/20/2027	70	62
CVS Health
5.125%, 07/20/2045	60	56
3.875%, 07/20/2025	18	18

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
7.507%, 01/10/2032 (C)	$330	$345
6.036%, 12/10/2028	158	159
Hershey
0.900%, 06/01/2025	10	9
Kraft Heinz Foods
5.500%, 06/01/2050	10	10
5.200%, 07/15/2045	20	19
4.875%, 10/01/2049	20	18
4.375%, 06/01/2046	10	8
4.250%, 03/01/2031	10	9
Mars
3.200%, 04/01/2030 (C)	10	9
2.700%, 04/01/2025 (C)	30	29
Mondelez International
1.500%, 05/04/2025	70	65
PepsiCo
2.875%, 10/15/2049	20	15
1.625%, 05/01/2030	20	16

		1,862

Energy — 4.1%
Apache
7.750%, 12/15/2029	20	21
5.350%, 07/01/2049	20	16
4.750%, 04/15/2043	10	8
4.250%, 01/15/2044	150	105
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	10
3.000%, 02/24/2050	50	34
Cameron LNG
3.302%, 01/15/2035 (C)	70	58
2.902%, 07/15/2031 (C)	60	51
Cheniere Energy
4.625%, 10/15/2028	20	18
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	33
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	29
1.554%, 05/11/2025	50	47
Chevron USA
3.850%, 01/15/2028	30	29
Continental Resources
5.750%, 01/15/2031 (C)	40	37
4.900%, 06/01/2044	20	15
4.500%, 04/15/2023	30	30
4.375%, 01/15/2028	30	28
2.268%, 11/15/2026 (C)	20	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coterra Energy
4.375%, 03/15/2029 (C)	$160	$152
3.900%, 05/15/2027 (C)	80	75
DCP Midstream Operating
6.450%, 11/03/2036 (C)	10	10
Devon Energy
8.250%, 08/01/2023	30	31
5.850%, 12/15/2025	30	31
5.600%, 07/15/2041	50	48
5.000%, 06/15/2045	210	188
Diamondback Energy
3.500%, 12/01/2029	30	27
3.250%, 12/01/2026	10	9
Ecopetrol
5.875%, 05/28/2045	110	76
4.625%, 11/02/2031	20	15
Energy Transfer
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(A)(E)	50	42
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(A)(E)	10	9
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(A)(E)	20	17
6.250%, 04/15/2049	160	151
6.250%, ICE LIBOR USD 3 Month + 4.028%(A)(E)	70	60
5.250%, 04/15/2029	30	29
5.000%, 05/15/2050	30	25
4.950%, 06/15/2028	20	19
4.150%, 09/15/2029	20	18
3.750%, 05/15/2030	110	98
3.450%, 01/15/2023	381	380
2.900%, 05/15/2025	10	9
Enterprise Products Operating
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	10	8
4.850%, 03/15/2044	50	45
4.150%, 10/16/2028	350	334
EOG Resources
4.950%, 04/15/2050	70	69
4.150%, 01/15/2026	20	20
3.900%, 04/01/2035	40	36
Equities
3.900%, 10/01/2027	230	213
3.625%, 05/15/2031 (C)	20	17
Exxon Mobil
4.327%, 03/19/2050	30	27
4.114%, 03/01/2046	70	61
3.482%, 03/19/2030	40	38

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.043%, 03/01/2026	$40	$38
2.992%, 03/19/2025	50	48
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	36
3.800%, 11/15/2025	2	2
Kinder Morgan
5.300%, 12/01/2034	20	19
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	77
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	39
3.500%, 09/01/2023	30	30
MEG Energy
5.875%, 02/01/2029 (C)	10	10
MPLX
5.500%, 02/15/2049	30	27
4.875%, 06/01/2025	110	109
4.800%, 02/15/2029	80	77
4.700%, 04/15/2048	60	48
4.500%, 04/15/2038	10	9
Occidental Petroleum
7.875%, 09/15/2031	10	11
7.500%, 05/01/2031	60	65
6.950%, 07/01/2024	4	4
6.200%, 03/15/2040	75	73
5.550%, 03/15/2026	30	30
4.863%, 10/10/2036 (F)	750	380
4.625%, 06/15/2045	20	16
4.400%, 04/15/2046	10	8
4.400%, 08/15/2049	70	55
4.100%, 02/15/2047	70	54
3.500%, 08/15/2029	20	18
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	27
3.000%, 02/15/2027	20	18
Pertamina Persero
6.000%, 05/03/2042 (C)	200	193
Petrobras Global Finance BV
7.375%, 01/17/2027	100	103
6.850%, 06/05/2115	50	41
5.750%, 02/01/2029	50	48
Phillips 66
3.605%, 02/15/2025 (C)	95	92
3.550%, 10/01/2026 (C)	232	219
Pioneer Natural Resources
2.150%, 01/15/2031	50	40
1.900%, 08/15/2030	20	16
1.125%, 01/15/2026	10	9
Range Resources
5.000%, 03/15/2023	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 05/15/2025	$30	$29
Schlumberger Holdings
4.000%, 12/21/2025 (C)	30	29
3.900%, 05/17/2028 (C)	471	445
Shell International Finance BV
4.375%, 05/11/2045	50	45
4.000%, 05/10/2046	50	42
3.250%, 04/06/2050	50	37
2.875%, 05/10/2026	60	57
2.750%, 04/06/2030	20	18
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	200	198
Southwestern Energy
5.375%, 03/15/2030	20	19
Targa Resources
5.200%, 07/01/2027	50	49
4.200%, 02/01/2033	20	17
Targa Resources Partners
5.500%, 03/01/2030	20	19
5.000%, 01/15/2028	10	9
4.875%, 02/01/2031	30	27
Tennessee Gas Pipeline
2.900%, 03/01/2030 (C)	60	51
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	54
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (C)	20	16
Western Midstream Operating
5.500%, 02/01/2050	20	16
5.041%, ICE LIBOR USD 3 Month + 2.100%, 01/13/2023 (A)	10	10
4.500%, 03/01/2028	10	9
4.300%, 02/01/2030	100	89
3.350%, 02/01/2025	110	105
Williams
7.750%, 06/15/2031	140	154
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	40	39

		6,767

Financials — 11.6%
AIA Group MTN
3.200%, 03/11/2025 (C)	270	259
Ambac Assurance
5.100%(C)(E)	–	–
American Express
4.050%, 05/03/2029	70	67
3.375%, 05/03/2024	20	20
American International Group
2.500%, 06/30/2025	310	293
Aviation Capital Group
1.950%, 01/30/2026 (C)	301	263

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (A)	$221	$217
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	42	38
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (A)	185	140
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	99	99
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	40	33
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	90	74
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	90	72
Bank of America MTN
5.000%, 01/21/2044	20	19
4.450%, 03/03/2026	10	10
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	100	96
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (A)	478	405
4.250%, 10/22/2026	50	49
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	110	90
4.000%, 01/22/2025	300	294
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	150	139
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	90	83
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	70	70
Bank of Montreal MTN
1.850%, 05/01/2025	70	65
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (A)	140	131
1.600%, 04/24/2025	20	19
Bank of Nova Scotia
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	40	35
1.300%, 06/11/2025	40	37
Barclays
5.304%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/09/2026 (A)	200	197
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)	200	180
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	200	188

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance
6.250%, 08/15/2042 (C)	$118	$119
5.000%, 06/15/2044 (C)	200	180
BNP Paribas
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(C)	200	198
4.400%, 08/14/2028 (C)	200	188
2.591%, U.S. SOFR + 1.228%, 01/20/2028 (A)(C)	250	219
Brighthouse Financial
4.700%, 06/22/2047	4	3
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	39
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (A)	42	40
3.900%, 01/29/2024	700	690
Citigroup
8.125%, 07/15/2039	60	75
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	40	38
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	20	19
4.650%, 07/23/2048	180	162
4.450%, 09/29/2027	90	87
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	233	217
4.125%, 07/25/2028	90	85
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (A)	110	101
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	60	52
3.700%, 01/12/2026	100	96
3.520%, ICE LIBOR USD 3 Month + 1.151%, 10/27/2028 (A)	148	135
3.400%, 05/01/2026	510	486
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	30	28
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	10	8
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	40	39
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	243
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(C)(E)	260	264
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(C)(E)	200	170
4.550%, 04/17/2026	250	217

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(C)	$250	$189
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(C)	250	197
CTR Partnership
3.875%, 06/30/2028 (C)	10	9
Discover Financial Services
6.700%, 11/29/2032	160	163
Five Corners Funding Trust
4.419%, 11/15/2023 (C)	390	386
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	10	9
HSBC Holdings
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (A)	230	241
Intercontinental Exchange
4.950%, 06/15/2052	10	10
4.600%, 03/15/2033	100	96
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	200	193
JPMorgan Chase
4.950%, 06/01/2045	100	93
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	180	172
4.493%, U.S. SOFR + 3.790%, 03/24/2031 (A)	298	283
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	590	555
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	200	198
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	100	98
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (A)	210	192
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	10	7
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	130	108
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	60	56
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	100	98
KKR Group Finance III
5.125%, 06/01/2044 (C)	215	193
KKR Group Finance VIII
3.500%, 08/25/2050 (C)	137	95
Liberty Mutual Group
4.569%, 02/01/2029 (C)	349	324
4.250%, 06/15/2023 (C)	90	89
Lincoln National
3.400%, 01/15/2031	209	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
4.375%, 03/22/2028	$200	$188
3.900%, 03/12/2024	536	526
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(C)	302	261
Macquarie Group MTN
4.150%, ICE LIBOR USD 3 Month + 1.330%, 03/27/2024 (A)(C)	471	469
Manulife Financial
3.703%, 03/16/2032	340	304
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (C)	305	307
3.375%, 04/15/2050 (C)	144	101
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (C)	361	327
Metropolitan Life Insurance
7.800%, 11/01/2025 (C)	267	284
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	200	193
Moody's
3.250%, 05/20/2050	235	166
Morgan Stanley
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (A)	40	40
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	20	15
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	90	83
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	384	342
3.125%, 07/27/2026	450	422
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	120	95
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	100	93
National Securities Clearing
1.500%, 04/23/2025 (C)	250	231
NatWest Group
3.073%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028 (A)	200	177
New York Life Global Funding
0.950%, 06/24/2025 (C)	30	27
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (C)	225	218
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	10	9

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
1.600%, 04/17/2023	$60	$59
1.150%, 06/10/2025	40	37
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	110	97
2.901%, U.S. SOFR + 2.600%, 03/30/2026 (A)	95	90
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (C)	90	84
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	70	67
1.150%, 06/12/2025	30	27
0.750%, 06/12/2023	80	78
UBS MTN
4.500%, 06/26/2048 (C)	400	341
UBS Group
1.364%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 01/30/2027 (A)(C)	200	174
UBS Group Funding Jersey
4.125%, 04/15/2026 (C)	449	432
US Bancorp
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (A)	169	173
1.450%, 05/12/2025	30	28
WEA Finance
3.750%, 09/17/2024 (C)	200	189
Wells Fargo MTN
4.808%, U.S. SOFR + 1.980%, 07/25/2028 (A)	457	446
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	20	17

		19,334

Health Care — 1.3%
Aetna
2.800%, 06/15/2023	10	10
Cigna
4.900%, 12/15/2048	10	9
4.800%, 08/15/2038	100	94
4.375%, 10/15/2028	170	166
4.125%, 11/15/2025	377	371
3.750%, 07/15/2023	14	14
3.400%, 03/01/2027	441	417
CVS Health
5.050%, 03/25/2048	190	176
4.300%, 03/25/2028	30	29
4.250%, 04/01/2050	70	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/01/2040	$10	$8
3.750%, 04/01/2030	30	28
3.625%, 04/01/2027	30	29
2.125%, 09/15/2031	30	24
1.875%, 02/28/2031	10	8
Elevance Health
4.550%, 05/15/2052	20	18
4.100%, 05/15/2032	60	56
3.650%, 12/01/2027	30	29
3.350%, 12/01/2024	20	19
2.950%, 12/01/2022	50	50
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (C)	50	49
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	384
SSM Health Care
3.688%, 06/01/2023	248	246

		2,310

Industrials — 2.9%
3M
3.700%, 04/15/2050	100	80
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	352
2.450%, 10/29/2026	150	132
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (C)	207	186
Air Lease
3.375%, 07/01/2025	20	19
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	21
Canadian National Railway
3.650%, 02/03/2048	151	122
Canadian Pacific Railway
6.125%, 09/15/2115	167	169
3.100%, 12/02/2051	40	28
3.000%, 12/02/2041	20	15
Carlisle
2.200%, 03/01/2032	407	312
Carrier Global
2.700%, 02/15/2031	10	8
Cintas No. 2
4.000%, 05/01/2032	20	19
3.700%, 04/01/2027	30	29
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	131	125

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSX
3.800%, 04/15/2050	$331	$260
Deere
3.750%, 04/15/2050	40	35
3.100%, 04/15/2030	10	9
Delta Air Lines
7.375%, 01/15/2026	30	31
7.000%, 05/01/2025 (C)	390	397
4.750%, 10/20/2028 (C)	30	29
4.500%, 10/20/2025 (C)	30	29
2.900%, 10/28/2024	40	38
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	150	128
Eaton
4.150%, 11/02/2042	70	61
Ferguson Finance
4.500%, 10/24/2028 (C)	394	372
3.250%, 06/02/2030 (C)	230	194
GFL Environmental
4.250%, 06/01/2025 (C)	20	19
Mileage Plus Holdings
6.500%, 06/20/2027 (C)	38	38
Norfolk Southern
4.837%, 10/01/2041	200	187
Penske Truck Leasing LP
3.900%, 02/01/2024 (C)	457	447
Republic Services
2.500%, 08/15/2024	20	19
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	155	134
Spirit Loyalty Cayman
8.000%, 09/20/2025 (C)	24	24
United Airlines
4.625%, 04/15/2029 (C)	30	27
4.375%, 04/15/2026 (C)	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	493	457
United Rentals North America
3.875%, 02/15/2031	100	86
3.750%, 01/15/2032	20	17
Verisk Analytics
3.625%, 05/15/2050	202	144
Vertiv Group
4.125%, 11/15/2028 (C)	10	9
XPO Logistics
6.250%, 05/01/2025 (C)	4	4

		4,831

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 1.4%
Apple
3.850%, 08/04/2046	$156	$135
3.200%, 05/13/2025	80	78
1.125%, 05/11/2025	40	37
Broadcom
4.926%, 05/15/2037 (C)	20	18
4.750%, 04/15/2029	253	242
4.110%, 09/15/2028	237	221
3.137%, 11/15/2035 (C)	150	111
1.950%, 02/15/2028 (C)	139	118
CommScope
6.000%, 03/01/2026 (C)	20	19
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	261
HP
4.750%, 01/15/2028	186	181
Lam Research
2.875%, 06/15/2050	92	64
Mastercard
3.850%, 03/26/2050	10	9
NVIDIA
3.700%, 04/01/2060	50	38
3.500%, 04/01/2040	70	58
3.500%, 04/01/2050	70	54
2.850%, 04/01/2030	20	18
NXP BV
2.700%, 05/01/2025	30	28
PayPal Holdings
1.650%, 06/01/2025	30	28
Prosus MTN
3.061%, 07/13/2031 (C)	200	149
Salesforce
2.700%, 07/15/2041	40	30
salesforce.com
3.250%, 04/11/2023	40	40
Sprint Capital
8.750%, 03/15/2032	10	12
Texas Instruments
1.750%, 05/04/2030	20	17
Visa
4.300%, 12/14/2045	50	47
3.150%, 12/14/2025	70	67
2.050%, 04/15/2030	20	17
Workday
3.800%, 04/01/2032	120	107
3.700%, 04/01/2029	20	18
3.500%, 04/01/2027	205	194

		2,416

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.5%
Anglo American Capital
4.750%, 04/10/2027 (C)	$200	$192
3.625%, 09/11/2024 (C)	200	194
Ball
3.125%, 09/15/2031	30	24
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	200	189
Freeport-McMoRan
5.450%, 03/15/2043	140	125
5.400%, 11/14/2034	20	19
4.625%, 08/01/2030	10	9
4.550%, 11/14/2024	10	10
Southern Copper
5.250%, 11/08/2042	120	113
Suzano Austria GmbH
3.750%, 01/15/2031	90	75
3.125%, 01/15/2032	20	16
Teck Resources
3.900%, 07/15/2030	30	27

		993

Real Estate — 0.6%
Digital Realty Trust
3.700%, 08/15/2027	233	218
3.600%, 07/01/2029	78	71
Federal Realty Investment Trust
1.250%, 02/15/2026	233	206
MPT Operating Partnership
5.000%, 10/15/2027	10	8
4.625%, 08/01/2029	10	8
3.500%, 03/15/2031	40	28
Simon Property Group
1.750%, 02/01/2028	501	428

		967

Utilities — 2.7%
American Transmission Systems
2.650%, 01/15/2032 (C)	30	24
Aquarion
4.000%, 08/15/2024 (C)	192	188
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	527
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	18
DTE Electric Securitization Funding I
2.640%, 12/01/2026	294	276
Duke Energy Carolinas
3.950%, 03/15/2048	98	80
Duke Energy Florida
3.200%, 01/15/2027	230	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
3.650%, 02/01/2029	$50	$47
Eversource Energy
3.150%, 01/15/2025	111	107
Exelon
5.625%, 06/15/2035	60	61
5.100%, 06/15/2045	328	309
4.700%, 04/15/2050	69	61
FirstEnergy
5.350%, 07/15/2047	100	88
4.400%, 07/15/2027	50	47
1.600%, 01/15/2026	20	18
Interstate Power and Light
2.300%, 06/01/2030	295	243
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	277
NSTAR Electric
3.950%, 04/01/2030	230	218
Pacific Gas and Electric
5.450%, 06/15/2027	100	97
4.950%, 06/08/2025	40	39
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	16
2.100%, 08/01/2027	20	17
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	443
3.594%, 06/01/2030	380	362
Southern
3.250%, 07/01/2026	415	394
Virginia Electric & Power
3.150%, 01/15/2026	124	118
Xcel Energy
3.400%, 06/01/2030	188	168

		4,484

Total Corporate Obligations
(Cost $61,517) ($ Thousands)		54,977

U.S. TREASURY OBLIGATIONS — 22.3%
U.S. Treasury Bills
4.625%, 05/25/2023 (G)	490	479
4.465%, 03/28/2023 (G)	760	749
4.265%, 02/23/2023 (G)	780	773
4.239%, 02/28/2023 (G)	540	534
4.164%, 02/09/2023 (G)	350	347
4.112%, 02/02/2023 (G)	500	496
3.982%, 12/27/2022 (G)	430	429
0.000%, 03/02/2023 (G)	230	228
0.000%, 06/01/2023 (G)	240	235

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds
3.750%, 11/15/2043	$490	$470
3.375%, 08/15/2042	281	257
3.250%, 05/15/2042	110	99
3.000%, 08/15/2052	1,240	1,062
2.875%, 08/15/2045	70	58
2.875%, 05/15/2052	1,190	989
2.750%, 08/15/2047	460	369
2.445%, 05/15/2049 (F)	410	149
2.375%, 02/15/2042	626	487
2.375%, 05/15/2051	30	22
2.250%, 05/15/2041	10	8
2.250%, 02/15/2052	1,533	1,107
2.000%, 11/15/2041	120	87
2.000%, 02/15/2050	330	226
2.000%, 08/15/2051	1,080	734
1.875%, 02/15/2051	5,153	3,398
1.875%, 11/15/2051	572	376
1.750%, 08/15/2041	1,946	1,358
1.625%, 11/15/2050	2,680	1,655
1.375%, 08/15/2050	2,521	1,454
1.250%, 05/15/2050	1,040	580
1.125%, 08/15/2040	4,321	2,744
U.S. Treasury Inflation Protected Securities
0.125%, 10/15/2024	459	444
0.125%, 01/15/2030	450	411
U.S. Treasury Notes
4.125%, 09/30/2027	250	253
4.000%, 10/31/2029	590	599
2.750%, 04/30/2027	180	172
2.750%, 08/15/2032	840	778
2.000%, 11/15/2026	2,670	2,480
1.875%, 02/15/2032	1,051	905
1.500%, 01/31/2027	3,825	3,471
1.250%, 11/30/2026	4,660	4,200
1.125%, 01/15/2025	1,980	1,852
0.250%, 05/31/2025	90	82

Total U.S. Treasury Obligations
(Cost $44,996) ($ Thousands)		37,606

ASSET-BACKED SECURITIES — 9.1%
Automotive — 1.1%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (C)	130	112
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (C)	400	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/2033 (C)	$254	$225
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	141
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (C)	100	92
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (C)	489	459
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	456	400
		1,800

Mortgage Related Securities — 0.3%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
4.184%, ICE LIBOR USD 1 Month + 0.140%, 12/25/2036 (A)	92	89
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
4.899%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (A)	253	238
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
4.944%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2034 (A)	143	135
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037 (D)	57	54
		516

Other Asset-Backed Securities — 7.7%

AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (C)	300	257
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (C)	236	220
Applebee's Funding, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (C)	139	131
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	23
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (C)	170	150
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
5.516%, ICE LIBOR USD 1 Month + 1.500%, 10/25/2037 (A)(C)	120	112
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (C)	150	119

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (C)	$346	$299
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (C)	473	365
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (C)	487	457
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (C)	421	352
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
4.164%, ICE LIBOR USD 1 Month + 0.120%, 11/25/2036 (A)	69	62
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.204%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (A)	63	61
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (C)	250	220
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (C)	267	232
FirstKey Homes Trust, Ser 2022-SFRA, Cl A
3.100%, 03/17/2039 (C)	293	263
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (C)	92	71
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (C)	307	264
JPMorgan Mortgage Acquisition, Ser 2005-OPT2, Cl M4
4.974%, ICE LIBOR USD 1 Month + 0.930%, 12/25/2035 (A)	180	172
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
4.974%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	231	220
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
4.376%, ICE LIBOR USD 1 Month + 0.360%, 01/26/2032 (A)	250	189
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	163	146
Navient Student Loan Trust, Ser 2016-3A, Cl A3
5.366%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(C)	137	135
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (C)	459	406

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (C)	$448	$379
Palmer Square CLO, Ser 2021-2A, Cl A1A3
5.227%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(C)	330	323
Palmer Square CLO, Ser 2022-2A, Cl A1
3.683%, TSFR3M + 1.570%, 07/20/2034 (A)(C)	250	243
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.134%, TSFR3M + 1.270%, 10/15/2030 (A)(C)	382	375
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (C)	463	431
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (C)	349	330
RAMP Trust, Ser 2006-RZ3, Cl M1
4.394%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (A)	240	229
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (C)	170	158
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (C)	466	400
SLM Student Loan Trust, Ser 2021-10A, Cl A4
3.963%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(C)	119	111
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	25	24
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (C)	159	151
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
4.764%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	131	120
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.464%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (A)	138	132
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (C)	428	344
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (C)	243	202
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	37	36

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	$144	$138
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	78	73
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	332	315
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	261	245
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	94	88
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	183	168
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	194	180
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	279	264
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	169	161
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	21	20
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	23	20
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	334	313
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	342	329
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	459	441
U.S. Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	261	267
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (C)	259	244
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (C)	387	337
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (C)	$140	$128
Wind River CLO, Ser 2021-3A, Cl A
5.393%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(C)	250	239
		12,934

Total Asset-Backed Securities
(Cost $16,905) ($ Thousands)		15,250

LOAN PARTICIPATIONS — 2.1%
Air Canada, 1st Lien
8.130%, 08/11/2028 (A)	30	30
Ali Group, Term Loan B, 1st Lien
6.201%, 07/30/2029 (A)	63	62
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
7.821%, 05/12/2028 (A)	87	82
Alterra Mountain Company, Series B-2, 1st Lien
7.571%, 08/17/2028 (A)	39	38
Amwins Group Inc, 1st Lien
6.321%, 02/19/2028 (A)	19	19
APi Group, Term Loan B, 1st Lien
6.571%, 10/01/2026 (A)	74	73
Asplundh Tree Expert, LLC, 1st Lien
5.821%, 09/07/2027 (A)	10	9
Asurion LLC, B-8 Term Loan, 1st Lien
7.321%, 12/23/2026 (A)	44	38
Asurion LLC, B-9 Term Loan, 1st Lien
7.321%, 07/31/2027 (A)	30	26
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
7.071%, LIBOR + 3.000%, 11/03/2024 (A)	48	46
Athena Health Group, INC. Initial Term Loan
7.411%, 02/15/2029 (A)	111	101
Brightspring Health, Cov-Lite, 1st Lien
7.571%, 03/05/2026 (A)	19	18
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
6.571%, 06/07/2028 (A)	40	39
Caesars Resort Collection, LLC, 1st Lien
7.571%, 07/21/2025 (A)	1	1
Castlelake Avia, 1st Lien
6.043%, 10/22/2026 (A)	59	58
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
5.830%, 02/01/2027 (A)	10	10

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charter Communications, Term Loan, 1st Lien
5.830%, 04/30/2025	$74	$73
Citadel Securities, 1st Lien
6.701%, 02/02/2028 (A)	49	48
Clarios Global, 1st Lien
7.321%, 04/30/2026	86	84
Cloudera, Inc., 1st Lien
7.821%, 10/08/2028 (A)	30	28
DCert Buyer, Inc., Initial Term Loan, 1st Lien
5.696%, LIBOR + 4.000%, 10/16/2026 (A)	107	103
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
7.837%, 04/09/2027	103	97
Energizer Holdings, 1st Lien
6.250%, 12/22/2027	19	19
Eyecare Partners, LLC, Term Loan, 1st Lien
7.424%, 02/18/2027	29	25
First Eagles Holdings, Inc., Term Loan
6.174%, 02/01/2027	19	18
Focus Financial Partners, LLC, Term Loan 1st Lien
5.754%, 07/03/2024 (A)(H)	48	48
Focus Financial, 1st Lien
0.000%, 06/30/2028	40	39
Garda World Security Corp, Term Loan B, 1st Lien
8.930%, 10/30/2026 (A)	14	13
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
5.674%, LIBOR + 2.000%, 12/30/2026 (A)	87	86
GFL Environmental, Refinancing Term Loan, 1st Lien
7.415%, 05/30/2025 (A)(H)	59	59
Global Medical, Term Loan B, 1st Lien
8.092%, 10/02/2025	87	69
Great Outdoors Group, LLC Term B-2 Loan
7.821%, 03/06/2028 (A)	29	28
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.071%, LIBOR + 2.000%, 11/15/2027 (A)	83	80
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
6.821%, 10/19/2027	39	37
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
5.766%, LIBOR + 1.750%, 06/22/2026 (A)(H)	32	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Horizon Therapeutics, 1st Lien
5.813%, 03/15/2028	$49	$49
Hunter Douglas, 1st Lien
7.859%, 02/26/2029 (A)	110	96
Icon, Cov-Lite, Term Loan B, 1st Lien
5.938%, 07/03/2028 (A)	13	13
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.071%, LIBOR + 3.000%, 05/01/2026 (A)	65	61
II-VI, Term Loan B, 1st Lien
6.586%, 07/02/2029 (A)	60	59
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
6.821%, 01/26/2028 (A)	48	47
Jazz Pharmaceuticals, Inc., 1st Lien
7.571%, 05/05/2028 (A)	80	79
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
5.821%, LIBOR + 1.750%, 03/01/2027 (A)(H)	46	43
LifePoint Health, Term Loan, 1st Lien
8.165%, 11/16/2025 (A)	35	32
McAfee, 1st Lien
9.170%, 07/27/2028 (A)	119	107
Milano Acquistion, Term B Loan, 1st Lien
7.674%, 10/01/2027 (A)	89	86
Mozart Debt Merger, 1st Lien
7.321%, 10/23/2028 (A)	70	66
MSG National, 1st Lien
5.938%, 07/03/2028 (A)	51	51
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
6.571%, LIBOR + 2.750%, 09/18/2026 (A)	34	34
PCI Gaming Authority, Term B Facility Loan, 1st Lien
6.571%, LIBOR + 2.500%, 05/29/2026 (A)	32	32
Peraton Corp, 1st Lien
7.821%, 02/01/2028 (A)	87	85
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 03/05/2026 (A)	58	55
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
6.187%, 08/04/2028 (A)	59	58
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
6.504%, 09/23/2026 (A)(H)	92	90

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Quikrete Holding, Term Loan B, 1st Lien
7.071%, 06/11/2028 (A)	$30	$29
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
7.380%, 02/15/2028 (A)(H)	49	33
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
6.821%, LIBOR + 2.500%, 06/21/2024 (A)	5	5
Setanta Aircraft, Term Loan B, 1st Lien
5.674%, 11/05/2028	80	79
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
7.165%, 12/11/2026 (A)	90	84
Terrier Media Buyer, Term B Loan, 1st Lien
7.571%, 12/17/2026 (A)	39	36
Transdigm Inc
5.924%, 12/09/2025 (A)	10	10
Triton Water, 1st Lien
7.174%, 03/31/2028 (A)	59	55
UFC Holdings, LLC, 1st Lien
7.110%, 04/29/2026	26	26
United Airlines Inc., 1st Lien
8.108%, 04/21/2028 (A)	69	68
Univision, Cov-Lite, Term Loan B, 1st Lien
7.321%, 03/15/2026 (A)	37	36
Verscend, 1st Lien
8.071%, 08/27/2025	49	49
VFH Parent LLC, Initial Term Loan, 1st Lien
7.011%, 01/13/2029 (A)	30	29
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
6.373%, LIBOR + 2.500%, 01/31/2028 (A)	105	103
XPO Logistics, Inc., Refinancing Term Loan (2018)
5.597%, LIBOR + 0.053%, 02/24/2025 (A)	40	40
Zebra Buyer LLC, 1st Lien
6.313%, 11/01/2028 (A)	31	30
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
6.373%, LIBOR + 2.500%, 04/30/2028 (A)	80	78

Total Loan Participations
(Cost $3,733) ($ Thousands)		3,569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 1.0%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	$280	$345

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	165

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	375

Massachusetts — 0.2%
Massachusetts Educational Financing Authority RB, Ser A
4.141%, 07/01/2027	285	272

Michigan — 0.1%
Michigan State University RB, Ser A
4.165%, 08/15/2122	100	73
Michigan State, Finance Authority, RB
2.366%, 09/01/2049 (A)	220	216

		289

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	285

Total Municipal Bonds
(Cost $1,877) ($ Thousands)		1,731

SOVEREIGN DEBT — 0.9%

Argentine Republic Government International Bond
4.875%, 07/09/2029(D)	20	5
3.625%, 07/09/2023(D)	136	32
1.000%, 07/09/2029	14	4
0.750%, 07/09/2023(D)	204	52
Brazilian Government International Bond
4.750%, 01/14/2050	200	145
4.625%, 01/13/2028	290	278
Colombia Government International Bond
5.625%, 02/26/2044	200	142
Mexico Government International Bond
4.600%, 02/10/2048	230	185
Nigeria Government International Bond MTN
6.500%, 11/28/2027(C)	200	160

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Peruvian Government International Bond
5.625%, 11/18/2050	$70	$70
Provincia de Buenos Aires MTN
6.375%, 09/01/2023(C)(D)	217	72
South Africa Government International Bond
4.300%, 10/12/2028	200	181
Uruguay Government International Bond
5.750%, 10/28/2034	150	163
4.375%, 01/23/2031	40	40

Total Sovereign Debt
(Cost $1,897) ($ Thousands)		1,529

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	5,060,414	$5,060

Total Cash Equivalent
(Cost $5,060) ($ Thousands)		5,060

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $23) ($ Thousands)		53

Total Investments in Securities — 105.0%
(Cost $198,678) ($ Thousands)		$177,053

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $61) ($ Thousands)		$(78)

A list of the open options contracts held by the Fund at November 30, 2022, are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
January 2023, U.S. 10 Year Future Option	13	$1,430	$110.00	12/17/2022	$46
January 2023, U.S. 10 Year Future Option	4	452	113.00	12/17/2022	5
January 2023, U.S. 10 Year Future Option	2	227	113.50	12/17/2022	2

		2,109			53

Total Purchased Options		$2,109			$53
WRITTEN OPTIONS — 0.0%
Put Options
January 2023, U.S. 5 Year Future Option	(13)	$(1,381)	106.25	12/17/22	$(1)

Call Options
January 2023, U.S. 10 Year Future Option	(34)	$(3,791)	111.50	12/17/22	$(77)

Total Written Options		$(5,172)			$(78)

A list of the open futures contracts held by the Fund at November 30, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Note	42	Mar-2023	$4,543	$4,560	$17
U.S. 10-Year Treasury Note	118	Mar-2023	13,363	13,393	30
U.S. Long Treasury Bond	13	Mar-2023	1,637	1,652	15
U.S. Ultra Long Treasury Bond	16	Mar-2023	2,157	2,181	24
			21,700	21,786	86
Short Contracts
U.S. 2-Year Treasury Note	(2)	Mar-2023	$(410)	$(411)	$(1)
			$21,290	$21,375	$85

A list of the open forward foreign currency contracts held by the Fund at November 30, 2022, is as follows:

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/23	EUR	112	USD	113	$(6)
Citigroup	01/18/23	USD	131	ZAR	2,370	15
Citigroup	01/18/23	CAD	318	USD	232	(6)
Citigroup	01/18/23	EUR	377	NOK	3,944	13
Citigroup	01/18/23	USD	469	GBP	409	38
Citigroup	01/18/23	USD	645	IDR	9,959,840	(22)
Citigroup	01/18/23	USD	716	AUD	1,105	50
Citigroup	01/18/23	USD	800	JPY	114,451	53
Citigroup	01/18/23	USD	1,909	CAD	2,620	50
Citigroup	01/18/23	CNH	3,033	USD	429	(1)
Citigroup	01/18/23	JPY	34,044	USD	238	(15)
						$169

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.65%	USD-SOFR-OIS-COMPOUND	Annually	08/15/2047	USD	377	$100	$37	$63
2.50%	USD_SOFR _OIS COMPOUND	Annually	04/21/2052	USD	290	34	–	34
2.00%	USD SOFR- OIS COMPOUND	Annually	03/18/2032	USD	500	55	3	52
0.56%	SOFR	Annually	07/20/2045	USD	800	343	5	338
1.13%	SOFR	Annually	08/15/2028	USD	1,960	239	12	227
1.22%	SOFR	Annually	08/15/2028	USD	736	86	–	86
FIXED 2.85%	USD_SOFR _OIS COMPOUND	Annually	02/15/2029	USD	517	18	2	16
3.27%	USD_SOFR _OIS COMPOUND	Annually	04/30/2029	USD	2,150	25	(12)	37
3.85% FIXED	USD-SOFR-OIS COMPOUND	Annually	06/30/2029	USD	2,094	(48)	1	(49)
1.50%	SOFR	Annually	02/15/2047	USD	175	50	1	49
1.52%	SOFR	Annually	02/15/2047	USD	268	76	(9)	85
3-MONTH USD - LIBOR	2.00%	Quarterly	02/15/2047	USD	376	94	5	89
1.63%	SOFR COMPOUNDING	Annually	05/15/2047	USD	400	107	16	91
2.62% FIXED	USD_SOFR _OIS COMPOUND	Annually	02/15/2048	USD	600	60	1	59
2.51% FIXED	USD_SOFR _OIS COMPOUND	Annually	02/15/2048	USD	236	28	2	26
2.60% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	569	58	39	19
						$1,325	$103	$1,222

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY	5.00%	Quarterly	12/20/2027	$294	$5	$(13)	$18
CDS-MARKITCDX	1.00%	Quarterly	12/20/2027	18,044	192	(13)	205
					$197	$(26)	$223

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund

Percentages are based on Net Assets of $168,637 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $30,571 ($ Thousands), representing 18.1% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Unsettled bank loan. Interest rate may not be available.

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
CAD — Canadian Dollar
CATO — CatoCoin
CDX —Credit Default Swap Index
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan offshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
HY — High Yield
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NOK — Norwegian Krone
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TBA — To Be Announced
USD — U.S. Dollar
ZAR — South African Rand

1

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	57,278	–	57,278
Corporate Obligations	–	54,977	–	54,977
U.S. Treasury Obligations	–	37,606	–	37,606
Asset-Backed Securities	–	15,250	–	15,250
Loan Participations	–	3,569	–	3,569
Municipal Bonds	–	1,731	–	1,731
Sovereign Debt	–	1,529	–	1,529
Cash Equivalent	5,060	–	–	5,060
Purchased Options	53	–	–	53
Total Investments in Securities	5,113	171,940	–	177,053

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(78)	–	–	(78)
Futures Contracts*
Unrealized Appreciation	86	–	–	86
Unrealized Depreciation	(1)	–	–	(1)
Forwards Contracts*
Unrealized Appreciation	–	219	–	219
Unrealized Depreciation	–	(50)	–	(50)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	223	–	223
Interest Rate Swaps*
Unrealized Appreciation	–	1,271	–	1,271
Unrealized Depreciation	–	(49)	–	(49)
Total Other Financial Instruments	7	1,614	–	1,621

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2022, there were no transfers in or out of Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Catholic Values Trust / Quarterly Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Catholic Values Fixed Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 2/28/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/22	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,126	$50,257	$(47,323)	$ —	$ —	$5,060	$38	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / November 30, 2022